Warrants - Rollforward (Details) - Warrant	12 Months Ended
	May 31, 2019 CAD ($) item	May 31, 2018 CAD ($) item
Warrants
Outstanding, beginning of the year (in shares) | item	2,843,138	3,885,908
Issued during the year (in shares) | item		1,345,866
Exercised during the year (in shares) | item	(550,335)	(2,388,636)
Cancelled during the year (in shares) | item	(3)
Outstanding, end of the year (in shares) | item	2,292,800	2,843,138
Outstanding, beginning of the year (in Canadian dollars per share) | $	$ 10.52	$ 1.61
Issued during the year (in Canadian dollars per share) | $		20.30
Exercised during the year (in Canadian dollars per share) | $	3.29	1.54
Cancelled during the year (in Canadian dollars per share) | $	1.75
Outstanding, end of the year (in Canadian dollars per share) | $	$ 12.25	$ 10.52